Exhibit 99.16

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
300168909	Property Type	Single Family - Detached	PUD - Detached	Per Appraisal in file, subject property is a Detached PUD with an HOA. Source of tape as SFR is unknown.
300168909	Original Note Balance	660000.0	659999.0	Note amount is $659,999. Tape value is unknown but appears it may be a result of rounding.
300168909	Appraised Value	967054.0	950000.0	Appraisal value is $950,000. Tape value of $967,054 is based on the rounded value of the sale price of $967,053.36.
300166080	Property Type	Single Family - Detached	PUD - Detached	PUD attached per appraisal (pg 457).
300166080	Total Debt To Income Ratio	15.79	34.25	Approval DTI of 34.536% per 1008 (pg 176). Review DTI of 34.25%. Non material variance. Source of tape value is not known.
300166080	Representative Credit Score	720.0	724.0	762/724 qualifying credit scores. 720 minimum score required. Tape value is minimum from guidelines.
300168881	Total Debt To Income Ratio	36.660000	39.239998	39.381 DTI per 1008 pg 472. Variance due to analyst used updated credit report pg 145.
300168881	Appraised Value	845000.0	885000.0	Appraised value per appraisal pg 5.
300177188	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 173).
300177188	Total Debt To Income Ratio	40.00	36.86	Approval DTI of 36.862% per 1008 (STIPS UWDocs pdf pg 5). Review DTI of 36.86%, non-material variance.
300177188	Appraised Value	675000.0	600000.0	Value of $600,000 confirmed per appraisal (pg 173).
300177157	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from Appraisal (pg 26)
300177157	Total Debt To Income Ratio	27.000000	17.810001	Approval DTI: 17.549% per 1008 (pg 715) / Review DTI: 17.81% (Program Max 40%), variance is non-material.
300177157	Representative Credit Score	800.0	762.0	Entered Value is B1s middle credit score, which is the lowest of the two borrowers middle credit scores.
300177157	Appraised Value	652500.0	660000.0	Entered Value captured from Appraisal (pg 26)
300180092	Total Debt To Income Ratio	20.00	24.74	Approved DTI 25.316% (pg 35) / Review DTI 24.74%, non-material variance due to verified tax and insurance payment (pgs 301/257)
300180088	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (pg 495)
300180088	Appraised Value	908000.0	950000.0	Entered Value is the Appraised Value. Tape Value is the Purchase Price.
300180077	Appraised Value	660000.0	665000.0	per appraisal (pg 518).
300190920	Total Debt To Income Ratio	42.61	38.12	Approval DTI: 38.129% per 1008 (pg 173) / Review DTI: 38.12% (Program Max 40%), no variance.
300186818	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report pdf.
300186818	Appraised Value	1575000.0	1575500.0	Entered Value captured from the Appraisal Report pdf. Tape Value is the lesser sales price.
300200602	Representative Credit Score	796.0	779.0	Tape Value source is unknown. Entered Value is both B1 and B2s middle credit score.
300205265	Property Type	Single Family - Detached	PUD - Detached	Property type per appraisal pg 5.
300205265	Original Note Balance	880000.0	888000.0	Note balance per the note on pg 181.
300205265	Loan Purpose	Rate and Term Refinance	Construction to Permanent	Construction loan (pg 180) on newly constructed subject property is being paid off to obtain permanent financing.
300205265	Appraised Value	1100000.0	1110000.0	Appraised value per appraisal pg 5.
300200648	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the appraisal report (pg 263).
300200648	Total Debt To Income Ratio	3.75	38.86	Approval DTI: 38.86% / Reviewer DTI: 38.85%, variance is non-material. Source of tape value unknown.
300203711	Appraised Value	800000.0	750000.0	Appraised value per appraisal pg 466. Source of tape value is not known.
300193502	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (appraisal_pdf)
300193502	Total Debt To Income Ratio	20.99	18.79	Approval DTI: 18.792% per 1008 (APRV 0001 Stip 10/19) / Review DTI: 18.79% (Program Max 40%), no variance.
300199626	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per Appraisal (pg 444). Source of tape value is unknown.
300199626	Loan Purpose	Rate and Term Refinance	Purchase	Purchase confirmed per sales contract (pg 191). Source of tape value is unknown.
300199626	Total Debt To Income Ratio	38.0	41.2	Approval DTI of 39.63% per 1008 (pg 3). Review DTI of 41.2%. Variance of 1.57% is due to omission of HOA dues on rental property. DTI remains below 43%. Source of tape value is not known.
300199626	Appraised Value	665000.0	681500.0	Value confirmed per Appraisal (pg 444). Tape value is sales price.
300215472	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured per Appraisal Report (pg 257)
300215472	Original Note Balance	776000.0	772000.0	Entered Value captured per Note (pg 132)
300215472	Sales Price	970000.0	965000.0	Entered Value captured per Purchase Agreement (pg 161)
300200655	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (pg 47)
300200655	Original Note Balance	565000.0	561000.0	Entered Value captured from Note (pg 334)
300200655	Total Debt To Income Ratio	17.39	32.89	Approval DTI: 31.515% per 1008 (APRV 0001 Stip 11/3) / Review DTI: 32.89% (Program Max 40%), variance is non-material.
300200655	Appraised Value	850000.0	860000.0	Entered Value captured from the Appraisal Report (pg 47)
300215476	Total Debt To Income Ratio	16.11	19.10	Approval DTI: 16.131% (1008_pdf) / Review DTI: 19.10% (Program Max 40%), variance exceeds 2% tolerance. Difference is due to the qualifying property tax payment.
300193015	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal. Source of tape value is unknown.
300193015	Original Note Balance	560000.0	568000.0	Note amount confirmed per Note (pg 454). Source of tape value is unknown.
300193015	Original Interest Rate	3.8750	3.7500	Interest Rate confirmed per Not. Source of tape value is unknown.
300193015	Total Debt To Income Ratio	12.16	36.34	Approval DTI: 36.14% / Review DTI 36.34%, variance is non-material.
300193015	Representative Credit Score	772.0	773.0	773 qualifying score per credit report. Tape variance is not material
300193015	Appraised Value	700000.0	710000.0	Value of $710,000 per appraisal. Source of tape value is unknown.
300199346	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (pg 194_Other_Credit_Docs)
300199346	Appraised Value	650000.0	654000.0	Entered Value captured from the Appraisal Report (pg 194_Other_Credit_Docs)
300228982	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (Loan.pdf pg 72)
300228982	Original Note Balance	472000.0	436000.0	Entered Value captured from Note (Note.pdf)
300228982	Sales Price	590000.0	545000.0	Exception set for missing purchase contract addendum.
300228982	Total Debt To Income Ratio	27.30	37.89	Approval DTI: 37.881% per 1008 (1008.pdf) / Review DTI: 37.89%, variance is non-material. Tape Value source is unknown.
300228982	Appraised Value	590000.0	600000.0	Entered Value captured from the Appraisal Report (Loan.pdf pg 72)
300300888	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per Appraisal (pg 238).
300300888	Total Debt To Income Ratio	31.890000	25.130001	Approval DTI of 25.127% per 1008 (pg 5). Review DTI of 25.13%. No material variance. Source of tape value is unknown.
300300888	Representative Credit Score	798.0	797.0	Qualifying scores of 800/797 per credit report (pg 450). Source of tape value is unknown.
300300888	Appraised Value	799000.0	815000.0	Value of $815,000 per appraisal (pg 239). Tape value is purchase price.
300268736	Original Note Balance	680000.0	666000.0	Note amount of $666,000 confirmed per Note (pg 2).
300268736	Sales Price	850007.00	850006.75
300268736	Total Debt To Income Ratio	20.22	27.45	Approval DTI of 27.45% per 1008 (pg 6). Review DTI of 27.45%. No variance. Source of tape value is not known.
300268736	Appraised Value	850007.0	854000.0	Value of $854,000 per appraisal (pg 192). Tape value of $850,007 is Purchase price.
300306404	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (pg 261)
300306404	Original Note Balance	552000.0	553851.0	Entered Value captured from Note (pg 32)
300306404	Sales Price	690000.0	692314.0	Entered Value captured from the CD (pg 7). Price confirmed with contract change order (HUD 0014 Stip 2/9)
300306404	Representative Credit Score	735.0	737.0	Tape Value is based on the original credit report. Entered Value was captured from the updated report (pg 450)
300306404	Appraised Value	690000.0	715000.0	Entered Value captured from the Appraisal Report (pg 262)
300306331	Original Note Balance	521000.0	523500.0	Entered Value captured from Note (pg 95). Tape Value source is unknown.
300306331	Appraised Value	750000.0	840000.0	Entered Value captured from the Appraisal Report (pg 161)
300300887	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 179).
300300887	Appraised Value	685000.0	690000.0	Value of $690,000 per appraisal (pg 179). Tape value is sales price.
300306332	Property Type	PUD - Detached	Single Family - Attached	Subject is Single Family Attached per appraisal (pg 149). No evidence subject is PUD.
300306332	Original Note Balance	1032000.0	1038400.0	Note balance of $1,038,400 confirmed per Note (pg 26).
300306332	Total Debt To Income Ratio	21.51	17.41	Approval DTI: 17.422% per 1008 (APRV 0010 Stip 2/24) / Review DTI: 17.41%, Variance is non-material.
300306332	Appraised Value	1290000.0	1298000.0	Value of $1,298,000 per appraisal (pg 150). Source of tape value is unknown.
300319460	Total Debt To Income Ratio	29.11	24.64	Approval DTI of 24.798% per 1008 (pg 762). Review DTI of 24.77%. No material variance.
300319460	Appraised Value	989900.0	990000.0	Value of $990,000 per appraisal (pg 184). Tape value is purchase price (pg 184).
300314997	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (pg 191)
300314997	Occupancy	Owner Occupied	Second Home	Entered Value captured from the 1008 (pg 574)
300314997	Total Debt To Income Ratio	17.63	39.80	Approval DTI: 40.056% per 1008 (pg 574) / Review DTI: 39.80 (40% or 43% with an additional 12 months reserves), variance is non-material.
300314997	Representative Credit Score	754.0	762.0	Tape Value source is unknown. Entered Value is B2s middle credit score, which is the lower of the two borrowers middle credit scores(pg 322)
300320270	Appraised Value	1500000.0	1400000.0	Appraisal value of $1,400,000 per appraisal (pg 183).
300324889	Original Interest Rate	4.3750	4.2500	Entered Value captured from the Note (pg 1)
300349973	Appraised Value	1177500.0	1180000.0	Entered Value is the appraisal value. Tape Value is the purchase price.
300346239	Total Debt To Income Ratio	33.950000	39.449997	Approval DTI: 39.447% per 1008 (pg 609) / Review DTI: 39.45% (Program Max 40%), variance is non-material.
300346239	Appraised Value	573000.0	575000.0	Entered Value captured from the Appraisal (pg 218)
300348574	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (pg 125)
300348574	Total Debt To Income Ratio	24.420000	30.160002	Approval DTI: 30.163% per 1008 (pg 595) / Review DTI: 30.16%, no variance. Tape Value source is unknown.
300348574	Appraised Value	645000.0	650000.0	Entered Value is the Appraisal Value (pg 125). Tape Value is the Purchase Price.
300348070	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal (pg 53)
300348070	Total Debt To Income Ratio	37.32	39.71	Approval DTI: 39.743% per 1008 (APRV 0001 Stip 4/21) / Review DTI: 39.71% (Program Max 40%), variance is non-material.
300348070	Appraised Value	710000.0	715000.0	Entered Value captured from the Appraisal (pg 53). Tape Value is the purchase price.
300377268	Property Type	Condo	Mid Rise Condo (4-8 floors)	Mid Rise property type confirmed per Appraisal (pg 81).
300377268	Original Interest Rate	4.3800	4.3750	Rate of 4.375% confirmed per Note (pg 470). Variance due to rounding.
300377268	Occupancy	Second Home	Owner Occupied	2nd home confirmed per Occupancy Affidavit (pg 511).
300377268	Total Debt To Income Ratio	23.51	33.44	Approval DTI of 33.442% per 1008 (pg 468). Review DTI of 33.44%. No material variance. Source of tape value is unknown.
300377268	Representative Credit Score	801.0	806.0	806 qualifying score per credit report (pg 238). Source of tape value is unknown.
300425631	Property Type	Single Family - Detached	PUD - Detached
300425631	Total Debt To Income Ratio	15.79	38.02
300425631	Appraised Value	1080000.0	1110000.0
300375861	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 77). Tape value is incorrect.
300375861	Total Debt To Income Ratio	28.43	12.68	Approval DTI of 12.964% per 1008 (pg 334). Review DTI of 12.68%. Source of tape value is unknown.
300375861	Appraised Value	1600000.0	1700000.0	Value of $1,700,000 confirmed per appraisal (pg 78).
300230926	Total Debt To Income Ratio	12.070000	14.139999	Approval DTI: 14.035% per Final Approval (pg 615) / 14.28% per 1008 (APRV 0010 Stip 1/4) / Review DTI: 14.14% (Program Max 43%), variance is non-material
300230926	Appraised Value	610000.0	588000.0	Entered Value captured from the Appraisal Report (pg 38)
300299375	Total Debt To Income Ratio	34.00	38.27	Approval DTI: 36.857% per 1008 (pg 111). Review DTI: 38.27%. Source of tape is unknown.
300302072	Property Type	Condo	Mid Rise Condo (4-8 floors)	Mid Rise (6 story condo) per appraisal (pg 679).
300302072	Total Debt To Income Ratio	16.56	28.69	Approval DTI of 27.865% per 1008 (pg 151). Review DTI of 28.69%. Non material variance.
300306081	Total Debt To Income Ratio	40.00	28.78	Approval DTI: 28.446% per 1008 (pg 211) / Review DTI: 28.78% (Program Max 43%), variance is non-material. Source of tape value unknown.
300306081	Representative Credit Score	771.0	744.0	Entered Value is B2s middle credit score, which is the lower of the two borrowers middle credit scores. Tape Value source is unknown.
300272218	Total Debt To Income Ratio	20.000000	31.670002	Approval DTI: 30.526% per 1008 (pg 187) / Review DTI: 31.67% (Program Max 43%), variance is non-material.
300272218	Appraised Value	725000.0	700000.0	Tape Value is the purchase price. Entered Value captured from the Appraisal (pg 442)
300296895	Total Debt To Income Ratio	40.00	29.15	Approval DTI of 29.934% per 1008 (pg 228). Review DTI of 29.15%. Non material variance due to income calculation differences. Source of tape value is unknown.
300306406	Property Type	Single Family - Attached	Two Family	Entered Value captured from the Appraisal Report (pg 655)
300309777	Total Debt To Income Ratio	30.0	37.9	Approval DTI: 37.668% per 1008 (pg 176) / Review DTI: 37.90% (Program Max 43%), variance is non-material.
300302084	Representative Credit Score	797.0	752.0	Entered Value is B1s middle credit score, which is the lower of the two borrowers middle credit scores. Tape Value source is unknown.
300324865	Original Note Balance	900000.0	893750.0	Entered Value captured from the Note (pg 1)
300324865	Representative Credit Score	720.0	703.0	Entered Value is B1s middle credit score, which is the lower of both borrowers middle credit scores. Tape Value source is unknown.
300324865	Appraised Value	1750000.0	1375000.0	Entered Value captured from the Appraisal Report (pg 409)
300312379	Appraised Value	1500000.0	1525000.0	Entered Value captured from the Appraisal Report (pg 514)
300342896	Occupancy	Owner Occupied	Second Home	Entered Value captured from the Final 1008/1003 (pg 97, 29)
300342896	Total Debt To Income Ratio	20.00	16.35	Approval DTI: 15.776% per 1008 (pg 97) / Review DTI: 16.35% (Program Max 43%), variance is non-material. Tape Value source is unknown.
300349962	Total Debt To Income Ratio	28.69	24.99	Approval DTI: 24.987% per 1008 (pg 299) / Review DTI: 24.99%, variance is non-material. Tape Value source is unknown.
300186831	Property Type	Single Family - Detached	PUD - Detached	Property type confirmed by appraisal on pg 25.
300195027	Property Type	Single Family - Detached	PUD - Detached
300195027	Total Debt To Income Ratio	27.35	29.81	Approval DTI: 29.74% / Review DTI: 29.81%, variance is non-material.
300195027	Appraised Value	625000.0	600000.0	Entered Value captured from the Appraisal Report (APPR 0001 Stip 8/25)
700001051	Total Debt To Income Ratio	28.690000	31.330002	Approval DTI: 31.33% per 1008 (pg 364). Review DTI: 31.33%. No variance.
300199554	Total Debt To Income Ratio	28.40	33.78	Approval DTI: 32.85% per 1008 (pg 523) / Review DTI: 38.79% (Program Max 43%), variance exceeds 2% tolerance. Discrepancy due to B1s qualifying bonus income calc and Other Debt.
300199554	Appraised Value	935000.0	950000.0	Entered Value captured from the Appraisal Report (pg 24).
300202085	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report (pg 21)
300202085	Appraised Value	720000.0	735000.0	Entered Value captured from the Appraisal Report (pg 21)
300200331	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured per Appraisal Report (pg 20)
300200331	Original Note Balance	659000.0	655500.0	Entered Value captured per Note (pg 635)
300200331	Total Debt To Income Ratio	7.76	30.42	Approval DTI: 28.10% per 1008 (pg 690) / Review DTI: 30.42%. Non material variance due to review including K1 losses not used by lender. DTI remains below 43% maximum.
300200331	Appraised Value	942000.0	1130000.0	Value of $1,130,000 per appraisal (pg 19). Source of tape value is unknown.
300197741	Original Note Balance	483000.0	464000.0	Verified entry per Note (pg 434). Source of tape is unknown.
300197741	Total Debt To Income Ratio	18.41	15.98	* Approval DTI: 15.93% per 1008 (pg 491) * Review DTI: 15.98%. < 2% variance. Not a material variance.
300197741	Appraised Value	605000.0	580000.0	Verified per appraisal report (pg 15). Source of tape is unknown.
300213434	Total Debt To Income Ratio	22.460000	26.179998
Approval DTI: 23.90% per 1008 (pg 433) / Review DTI: 26.18% (Program Max 43%), variance does not exceeds 3% tolerance. Lender defers to (agency) per lender guides. Per (agency), re-submission for aus is not required if the DTI variance is less than 3%.

300213434	Appraised Value	900000.0	1000000.0	Entered Value captured from the appraisal report (pg 23)
300203746	Appraised Value	780000.0	850000.0	Entered Value captured from the Appraisal Report (pg 21)
300225237	Appraised Value	684000.0	710000.0	Value of $710,000 per appraisal (pg 17). Source of tape value is unknown.
300218272	Original Note Balance	738300.0	734000.0	Loan amount confirmed per Note (pg 313). Source of tape value is unknown.
300218272	Total Debt To Income Ratio	7.77	18.86	Approval DTI of 18.43% per 1008 (pg 417). Review DTI of 18.86%. Non material variance. Source of tape value of 7.77% is unknown.
300218272	Representative Credit Score	789.0	791.0	Qualifying credit scores of 798/791 per credit report (pg ). Source of tape value is unknown.
300218272	Appraised Value	1400000.0	1550000.0	Value of $1,550,000 per appraisal (pg 24). Source of tape value is unknown.
300225076	Original Note Balance	731000.0	720750.0	Tape Value source is unknown. Entered Value captured from Note (pg 352)
300225076	Total Debt To Income Ratio	34.290000	25.400002	Approval DTI: 24.29% per 1008 (pg 399) / Review DTI: 25.40% (Program Max 43%, variance is within 2% tolerance. Discrepancy due to the calculated hazard insurance payment. Tape Value source is unknown.
300225076	Appraised Value	915000.0	960000.0	Entered Value captured from the Appraisal Report (pg 25)
300227314	Original Note Balance	1427000.0	1360200.0	Loan amount confirmed per Note (pg 301).
300227314	Total Debt To Income Ratio	25.32	21.72	Approval DTI of 21.75% per 1008 (pg 382) / Review DTI of 21.72%, variance is within 2% tolerance. Source of tape value is unknown.
300227314	Appraised Value	2250000.0	2500000.0	Appraisal value confirmed per appraisal (pg 14). Source of tape value is unknown.
300262372	Original Note Balance	640000.0	647000.0	Loan amount per the Note is $647,000. Source of tape was original LE disclosed Loan Amount.
300262372	Appraised Value	1200000.0	990000.0	Actual Appraisal value is $990,000. Source of tape value of $1.2MM is based on originally disclosed estimated value.
300228963	Representative Credit Score	770.0	766.0	Review mid score match LP Approval on pg 114. Tape reflects mid score on initial credit report (pg 102).
300306380	Original Note Balance	708000.0	650000.0	Entered Value captured from Note.
300306380	Total Debt To Income Ratio	16.690000	29.300001	Approval DTI: 28.61% per 1008 (pg 398) / Review DTI: 29.30% (Program Max 43%), variance is non-material.
300306380	Representative Credit Score	788.0	781.0	Tape Value reflects B1s middle credit score. Entered Value is B2 middle credit score, which is the lower of the two borrowers middle credit scores.
300306380	Appraised Value	885000.0	1011000.0	Entered Value captured from the Appraisal Report (pg 25)
300355761	Appraised Value	896000.0	900000.0	Entered Value captured from the Appraisal Report
300337507	Original Note Balance	1695000.0	1000000.0	Note amount of $1,000,000 confirmed per Note (pg 932). Tape value is original loan amount at application of $1,695,000. Tape value not updated with verified amounts.
300337507	Total Debt To Income Ratio	36.5	9.4	Approval DTI of 9.44% per 1008 (pg 1011). Review DTI of 9.40%. Non material variance. Source of tape value is unknown.
300337507	Representative Credit Score	784.0	770.0	770 qualifying score per updated credit report (pg 430). Source of tape value is unknown.
300337507	Appraised Value	3000000.0	2500000.0	Value of $2,500,000 per appraisal (pg 22). Tape value is estimated value of $3,000,000 at application. Tape value not updated with verified amounts.
300434433	Total Debt To Income Ratio	30.380000	33.539997	33.24% per 1008 (pg 680) / Review DTI: 33.54% (Program Max 43%), variance is non-material.
300373620	Total Debt To Income Ratio	17.980000	36.329998	Approval DTI: 34.31% per 1008 (pg 535) / Review DTI: 36.33% (Program Max 43%), variance is non-material. Tape Value source is unknown.
300373620	Appraised Value	880000.0	925000.0	Entered Value captured from the Appraisal (pg 26). Tape Value source is unknown.
300434432	Total Debt To Income Ratio	19.94	24.60	Approval DTI: 24.60% per 1008 (pg 344) / Review DTI: 24.60% (Max 43%), no variance. Tape Value source is unknown.
300434432	Appraised Value	650000.0	660000.0	Tape Value is the Sales Price. Entered Value is the Appraisal Value.
300435892	Total Debt To Income Ratio	20.36	29.37	Lender approval (1008) reflects a DTI of 29.08%. Review DTI is 29.37%, thus no material variance. Source of tape value of 20.36% is unknown.
300435892	Representative Credit Score	772.0	786.0	Representative credit score of 786 is that of B1. B2 representative socre is 787. Source of tape value of 772 is unknown.
300435892	Appraised Value	1800000.0	1830000.0	Appraisal provided in file reflects a value of $1,830,000 as does Lender approval. Source of tape value of $1.8MM is unknown.
110740873	Property Type	Single Family - Detached	Condo	Condo per appraisal (pg 533)
110740873	Total Debt To Income Ratio	38.77	35.48	Approval DTI: 35.453% per 1008 (pg 93). Review DTI: 35.48%, no material difference. Source of tape data is unknown.
300233680	Original Interest Rate	3.3750	3.7500	Rate of 3.75% confirmed per Note (pg 1).
300233680	Total Debt To Income Ratio	40.00	33.69	Approval DTI of 33.897% per 1008 (pg 144). Review DTI of 33.69%. No material variance. Source of tape DTI of 40% is unknown.
300268740	Property Type	Single Family - Attached	Two Family	Entered Value captured from the Appraisal Report (pg 445)
300268740	Total Debt To Income Ratio	29.99	21.06	Approval DTI: 21.066% per 1008 (pg 152) / Review DTI: 21.06% (Program Max 43%), no variance. Tape Value source is unknown.
300300906	Appraised Value	730000.0	740000.0	Value of $740,000 confirmed per appraisal (pg 643).
300302034	Total Debt To Income Ratio	40.00	26.81	Approval DTI: 26.806% per 1008 (pg 134). Review DTI: 26.81%. Variance due to rounding. Not material. Source of tape is unknown.
300306486	Total Debt To Income Ratio	40.00	42.18	Approval DTI of 41.766% per 1008 (pg 266). Review DTI of 42.18%. Variance due to differences in calculating borrower income. DTI remains under 43%. Source of tape DTI is unknown.
300306486	Appraised Value	990000.0	1125000.0	Value of $1,125,000 per appraisal (pg 922). Tape value is sales price.
300201504	Property Type	Single Family - Attached	Single Family - Detached	Single Family Detached confirmed per appraisal (pg 49). Tape value is incorrect.
700001069	Original Loan to Value	0.5832	0.5718	Entered Value is based on the ln amt and appraisal value.
700001069	Original Combined Loan to Value	0.5832	0.5718	Entered Value is based on the ln amt and appraisal value.
700001069	Total Debt To Income Ratio	33.85	36.46
Approval DTI: 33.695% per 1008 (pg 96) / Review DTI: 34.46% (Program Max 43%), variance is non-material. Difference is due to calculated monthly property insurance payment. Lenders monthly property insurance payment of $216.06 appears to have been calculated using the final installment due (pg 574). Review monthly payment of $648.17 is based on the actual documented annual premium of $7778 (pg 400). Additionally, lender excluded payment for open 30 day charge acct. Review used $416.15 based on 5% of the outstanding balance per lender guides.

700001069	Appraised Value	2500000.0	2550000.0	Entered Value captured from the Appraisal Report (pg 579)